Investment Strategy - BWM Quality Growth ETF	Jun. 25, 2026
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]
The Fund is an actively managed exchange-traded fund (“ETF”) managed by Burke Wealth Management LLC, the Fund’s investment sub-adviser (the “Sub-Adviser”). The Fund invests primarily in U.S. exchange-traded large-cap equity securities that have a market capitalization in excess of $50 billion. The Fund may also invest in mid- and small-capitalization equity securities. The Fund's allocation across market capitalizations may vary over time, and the Fund is not subject to any minimum or maximum allocation to companies of any particular size. The Fund seeks to invest in high-quality companies operating in attractive industries with long-term growth prospects that exceed those of the broader market. High-quality companies are defined as those with strong financial health, robust cash flow generation, and a sustainable competitive position within their industry. The Sub-Adviser uses a bottoms-up, fundamental, research-driven approach that focuses on identifying companies with superior growth attributes and the potential to deliver attractive risk-adjusted returns over a 3–5 year time horizon.
Under normal circumstances, at least 80% of the Fund’s net assets (plus the amount of any borrowings for investment purposes) will be invested in companies that the Sub-Adviser believes have above-average long-term growth potential. The Sub-Adviser defines a growth company as one, in its opinion, that offers superior long-term growth, has a sustainable competitive advantage, and has a strong balance sheet capable of supporting performance across economic environments. If a company meets these criteria, the Sub-Adviser performs a detailed financial analysis to determine if the company is a compelling investment. Valuation is a key factor in the initial investment decision and companies that meet all other criteria may be added to a watchlist if their current valuation is not deemed attractive.
The Sub-Adviser focuses on businesses it believes demonstrate revenue-driven profit growth with defensible, and potentially expanding, competitive moats. The Sub-Adviser seeks to invest the Fund’s assets in securities that typically exhibit one or more of the following characteristics: they disrupt existing or inefficient business models; they possess network effects that are difficult to replicate; or they generate growing streams of recurring revenue. Initial investment weightings generally range from 2% to 10%, which reflects the Sub-Adviser’s assessment of each stock’s risk-adjusted return potential.
The Fund maintains a concentrated portfolio, generally consisting of the firm’s highest-conviction investment ideas.

The Sub-Adviser may also invest the Fund’s assets in American Depositary Receipts (“ADRs”) and other registered investment companies.
The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended.
The Sub-Adviser may sell a portfolio holding when a company’s results, capital allocation, or other developments are not in line with the Sub-Adviser’s investment thesis, when valuation distortions warrant a weighting change, or when new, more attractive opportunities require portfolio adjustments.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, at least 80% of the Fund’s net assets (plus the amount of any borrowings for investment purposes) will be invested in companies that the Sub-Adviser believes have above-average long-term growth potential.